Award Timing Disclosure	12 Months Ended
Jun. 30, 2025
Statement [Table]
Award Timing, How MNPI Considered [Text Block]

Compensation of Directors and Executive Officers

Our board of directors has not adopted or established a formal policy or procedure for determining the amount of compensation paid to our executive officers.

For the year ended June 30, 2025, we paid an aggregate of approximately US$0.7 million in cash to our directors and executive officers. As required by Hong Kong laws and regulations, we participate in a pension scheme under the rules and regulations of the Mandatory Provident Fund Scheme Ordinance, or MPF Scheme. Otherwise, we have not set aside or accrued any amount to provide pension, retirement or other similar benefits to our executive officers and directors.

Employment Agreements

We have entered into employment agreements with each of our executive officers. Pursuant to the agreements, the executive officers are entitled to receive annual compensation and bonus approved by the board of the directors. The agreements also provide that the executive officers are to work a minimum of 40 hours per week and are entitled to all legal holidays as well as other paid leave in accordance with applicable laws and regulations and our internal work policies.

Under applicable laws and regulations, we may immediately terminate the employment agreement and dismiss the contracted employee, such as, the employee provides false personal information when joining our company, the employee commits serious violation of labor disciplines or rules and regulations of our company, and the employee commits serious dereliction of job duties, malpractice or breach our company’s confidence. The employee may also immediately terminate the employment agreement, when we fail to pay remuneration as stipulated as stipulated.

Additionally, we have entered into separate confidentiality & non-compete combined agreements with most of our executive officers. However, where no separate confidentiality & non-compete combined agreement is signed, the employment agreement provides for confidentiality and nondisclosure provisions. Each of our executive officers is subject to keeping trade secrets confidential during the course of their employment and not rendering services to or for our competitors, directly or indirectly, during the course of their employment and three to six months following the termination of their employment.

MNPI Disclosure Timed for Compensation Value [Flag]	false